Corporate Bonds	12 Months Ended
Dec. 31, 2020
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Corporate Bonds
35.	CORPORATE BONDS
On June 7, 2016, the Group issued RMB1 billion
5-year
corporate bond, bearing interest at 3.43% per annum.
On June 19, 2019, the Group issued RMB2 billion
3-year
corporate bonds, bearing interest at 3.67% per annum.